Schedule V - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
CIGNA CORPORATION AND SUBSIDIARIES

SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
(in millions)

		Charged	Charged
	Balance at	(Credited) to	(Credited)	Other
	beginning	costs and	to other	deductions-	Balance at end
Description	of period	expenses (1)	accounts (2)	describe (3)	of period

2011:
Investment asset valuation reserves:
Commercial mortgage loans	$12	$16	$-	$(9)	$19
Allowance for doubtful accounts:
Premiums, accounts and notes receivable	$49	$4	$(1)	$(7)	$45
Deferred tax asset valuation allowance	$26	$4	$15	$-	$45
Reinsurance recoverables	$10	$(5)	$-	$-	$5

2010:
Investment asset valuation reserves:
Commercial mortgage loans	$17	$24	$-	$(29)	$12
Allowance for doubtful accounts:
Premiums, accounts and notes receivable	$43	$11	$-	$(5)	$49
Deferred tax asset valuation allowance	$117	$(91)	$-	$-	$26
Reinsurance recoverables	$15	$(5)	$-	$-	$10

2009:
Investment asset valuation reserves:
Commercial mortgage loans	$3	$17	$-	$(3)	$17
Allowance for doubtful accounts:
Premiums, accounts and notes receivable	$50	$(2)	$-	$(5)	$43
Deferred tax asset valuation allowance	$126	$(1)	$-	$(8)	$117
Reinsurance recoverables	$23	$(7)	$-	$(1)	$15

The deferred tax valuation allowance has been updated from the Company's 2011 Form 10-K to reflect changes resulting from the retrospective adoption of amended accounting guidance for deferred policy acquisition costs. See Note 2 to the Consolidated Financial Statements in the Form 8-K for additional information.
(1) 2010 amount for deferred tax asset valuation allowance primarily reflects the resolution of a federal tax matter. See Note 19 to the Consolidated Financial Statements.
(2) 2011 increase to deferred tax asset valuation allowance reflects effects of the acquisition of First Assist in November 2011.
(3) 2011 and 2010 amounts for commercial mortgage loans primarily reflects charge-offs upon sales and repayments, as well as transfers to foreclosed real estate.